FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Price
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, increase in share price (as a percent)	5.00%
Sensitivity analysis, decrease in share price (as a percent)	5.00%
Share Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	$ 1,694,344	$ (398,922)
Impact of 5% decrease in value of share price	1,654,197	(374,263)
Warrant Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	(473,190)	(1,007,825)
Conversion Option Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	(2,080,274)	0
Impact of 5% decrease in value of share price	2,034,988	0
SIF and IQ Loan | Amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	38,697,354	16,571,800
SIF and IQ Loan | FVTPL | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 27,744,314	$ 15,026,548